Note 12 - Long-term Debt (Details) - Interest and Finance Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Expense [Abstract]
Interest expense	$ 13,935	$ 10,662	$ 6,950
Amortization of deferred charges	1,387	159	460
Amortization of the beneficial conversion feature and warrant	18	258	264
Hanover Holdings I LLC commission		(9,739)	31,982
Other interest and finance expenses, net	5,144	4,552	3,012
	$ 20,484	$ 5,892	$ 42,668